LONG-TERM DEBT	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT
Long-term debt consists of:

	December 31,
	2016	2015
	(In thousands)
Match Group Debt:
6.75% Senior Notes due December 15, 2022 (the "2015 Match Group Senior Notes"); interest payable each June 15 and December 15, which commenced on June 15, 2016	$445,172	$445,172
6.375% Senior Notes due June 1, 2024 (the "2016 Match Group Senior Notes"); interest payable each June 1 and December 1, which commenced on December 1, 2016	400,000	—
Match Group Term Loan due November 16, 2022 (a)	350,000	800,000
Total Match Group long-term debt	1,195,172	1,245,172
Less: Current maturities of Match Group long-term debt	—	40,000
Less: Unamortized original issue discount and original issue premium, net	5,245	11,691
Less: Unamortized debt issuance costs	13,434	16,610
Total Match Group debt, net of current maturities	1,176,493	1,176,871

IAC Debt:
4.875% Senior Notes due November 30, 2018 (the "2013 Senior Notes"); interest payable each May 30 and November 30, which commenced on May 30, 2014	390,214	500,000
4.75% Senior Notes due December 15, 2022 (the "2012 Senior Notes"); interest payable each June 15 and December 15, which commenced on June 15, 2013	38,109	54,732
Total IAC long-term debt	428,323	554,732
Less: Current portion of IAC long-term debt	20,000	—
Less: Unamortized debt issuance costs	2,332	4,649
Total IAC debt, net of current portion	405,991	550,083

Total long-term debt, net of current portion	$1,582,484	$1,726,954
________________________

(a)
The Match Group Term Loan matures on November 16, 2022; provided that, if any of the 2015 Match Group Senior Notes remain outstanding on the date that is 91 days prior to the maturity date of the 2015 Match Group Senior Notes, the Match Group Term Loan maturity date shall be the date that is 91 days prior to the maturity date of the 2015 Match Group Senior Notes.

Match Group Senior Notes:
The 2016 Match Group Senior Notes were issued on June 1, 2016. The proceeds of $400 million were used to prepay a portion of indebtedness outstanding under the Match Group Term Loan. At any time prior to June 1, 2019, these notes may be redeemed at a redemption price equal to the sum of the principal amount thereof, plus accrued and unpaid interest and a make-whole premium. Thereafter, these notes may be redeemed at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on June 1 of the years indicated below:

Year	Percentage
2019	104.781%
2020	103.188%
2021	101.594%
2022 and thereafter	100.000%

The 2015 Match Group Senior Notes were issued on November 16, 2015, in exchange for a portion of the IAC 2012 Senior Notes (the "Match Exchange Offer"). Promptly following the closing of the Match Exchange Offer, Match Group and its subsidiaries were designated as unrestricted subsidiaries of IAC for purposes of the indentures governing the 2013 and 2012 Senior Notes and the IAC Credit Facility. Following the designation, neither Match Group nor any of its subsidiaries guarantee any debt of IAC, or are subject to any of the covenants related to such debt.
At any time prior to December 15, 2017, the 2015 Match Group Senior Notes may be redeemed at a redemption price equal to the sum of the principal amount thereof, plus accrued and unpaid interest and a make-whole premium. Thereafter, the 2015 Match Group Senior Notes may be redeemed at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Year	Percentage
2017	102.375%
2018	101.583%
2019	100.792%
2020 and thereafter	100.000%

The indentures governing the 2016 and 2015 Match Group Senior Notes contain covenants that would limit Match Group's ability to pay dividends or to make distributions and repurchase or redeem Match Group stock in the event a default has occurred or Match Group's leverage ratio (as defined in the indentures) exceeds 5.0 to 1.0. At December 31, 2016, there were no limitations pursuant thereto. There are additional covenants that limit Match Group's ability and the ability of its subsidiaries to, among other things, (i) incur indebtedness, make investments, or sell assets in the event Match Group is not in compliance with the leverage ratio set forth in the indenture, and (ii) incur liens, enter into agreements restricting Match Group subsidiaries' ability to pay dividends, enter into transactions with affiliates and consolidate, merge or sell substantially all of their assets.
Match Group Term Loan and Match Group Credit Facility:
On November 16, 2015, under a credit agreement (the "Match Group Credit Agreement"), Match Group borrowed $800 million in the form of a term loan (the "Match Group Term Loan"). On March 31, 2016, Match Group made a $10 million principal payment on the Match Group Term Loan. On June 1, 2016, the $400 million in proceeds from the 2016 Match Group Senior Notes, described above, were used to prepay a portion of the Match Group Term Loan. On December 8, 2016, Match Group made an additional $40 million principal payment on the Match Group Term Loan. In addition, the remaining outstanding balance of $350 million, which is due at maturity, was repriced. The Match Group Term Loan provides for additional annual principal payments as part of an excess cash flow sweep provision, the amount of which, if any, is governed by the secured net leverage ratio contained in the Match Group Credit Agreement. The Match Group Term Loan bears interest, at Match Group's option, at a base rate or LIBOR, plus 2.25% or 3.25%, respectively, and in the case of LIBOR, a floor of 0.75%. The interest rate at December 31, 2016 is 4.20%. Interest payments are due at least semi-annually through the term of the loan.
Match Group has a $500 million revolving credit facility (the "Match Group Credit Facility") that expires on October 7, 2020. At December 31, 2016 and 2015, there were no outstanding borrowings under the Match Group Credit Facility. The annual commitment fee on undrawn funds based on the current leverage ratio is 30 basis points. Borrowings under the Match Group Credit Facility bear interest, at Match Group's option, at a base rate or LIBOR, in each case plus an applicable margin, which is determined by reference to a pricing grid based on Match Group's consolidated net leverage ratio. The terms of the Match Group Credit Facility require Match Group to maintain a consolidated net leverage ratio of not more than 5.0 to 1.0 and a minimum interest coverage ratio of not less than 2.5 to 1.0 (in each case as defined in the agreement).
There are additional covenants under the Match Group Credit Facility and the Match Group Term Loan that limit the ability of Match Group and its subsidiaries to, among other things, incur indebtedness, pay dividends or make distributions. While the Match Group Term Loan remains outstanding, these same covenants under the Match Group Credit Agreement are more restrictive than the covenants that are applicable to the Match Group Credit Facility. Obligations under the Match Group Credit Facility and Match Group Term Loan are unconditionally guaranteed by certain Match Group wholly-owned domestic subsidiaries, and are also secured by the stock of certain Match Group domestic and foreign subsidiaries. The Match Group Term Loan and outstanding borrowings, if any, under the Match Group Credit Facility rank equally with each other, and have priority over the 2016 and 2015 Match Group Senior Notes to the extent of the value of the assets securing the borrowings under the Match Group Credit Agreement.
IAC Senior Notes:
The 2013 and 2012 Senior Notes were issued by IAC on November 15, 2013 and December 21, 2012, respectively. The 2013 and 2012 Senior Notes are unconditionally guaranteed by certain wholly-owned domestic subsidiaries, which are designated as guarantor subsidiaries. The guarantor subsidiaries are the same for the 2013 and 2012 Senior Notes. See "Note 22—Guarantor and Non-guarantor Financial Information" for financial information relating to guarantor and non-guarantor.
For the year ended December 31, 2016, the Company redeemed and repurchased $109.8 million of its 2013 Senior Notes and repurchased $16.6 million of its 2012 Senior Notes.
The indenture governing the 2013 Senior Notes contains covenants that would limit our ability to pay dividends or to make distributions and repurchase or redeem our stock in the event a default has occurred or our leverage ratio (as defined in the indenture) exceeds 3.0 to 1.0. At December 31, 2016, there were no limitations pursuant thereto. There are additional covenants that limit the Company's ability and the ability of its restricted subsidiaries to, among other things, (i) incur indebtedness, make investments, or sell assets in the event we are not in compliance with the financial ratio set forth in the indenture, and (ii) incur liens, enter into agreements limiting our restricted subsidiaries' ability to pay dividends, enter into transactions with affiliates and consolidate, merge or sell substantially all of our assets. The indenture governing the 2012 Senior Notes was amended to eliminate substantially all of the restrictive covenants contained therein in connection with the Match Exchange Offer.
The Company may redeem the 2013 Senior Notes at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on November 30 of the years indicated below:

Year	Percentage
2016	101.625%
2017 and thereafter	100.000%

The redemption prices for the 2012 Senior Notes and the related time periods are identical to the 2015 Match Group Senior Notes presented above.
IAC Credit Facility:
IAC has a $300 million revolving credit facility (the "IAC Credit Facility") that expires October 7, 2020. At December 31, 2016 and 2015, there were no outstanding borrowings under the IAC Credit Facility. The annual commitment fee on undrawn funds is currently 35 basis points, and is based on the leverage ratio most recently reported. Borrowings under the IAC Credit Facility bear interest, at the Company's option, at a base rate or LIBOR, in each case, plus an applicable margin, which is determined by reference to a pricing grid based on the Company's leverage ratio. The terms of the IAC Credit Facility require that the Company maintains a leverage ratio (as defined in the agreement) of not more than 3.25 to 1.0 and restrict our ability to incur additional indebtedness. Borrowings under the IAC Credit Facility are unconditionally guaranteed by the same domestic subsidiaries that guarantee the 2013 and 2012 Senior Notes and are also secured by the stock of certain of our domestic and foreign subsidiaries. The 2013 and 2012 Senior Notes rank equally with each other, and are subordinate to outstanding borrowings under the IAC Credit Facility to extent of the value of the assets securing such borrowings.
Long-term debt maturities:

Years Ending December 31,	(In thousands)
2018	$390,214
2022	833,281
2024	400,000
Total	1,623,495
Less: Current portion of long-term debt	20,000
Less: Unamortized original issue discount and original issue premium, net	5,245
Less: Unamortized debt issuance costs	15,766
Total long term debt, net of current portion	$1,582,484